Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 94.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	446,153	$4,724,763
PGIM Global Real Estate Fund (Class R6)	200,452	4,037,106
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	99,149	1,342,474
PGIM QMA Commodity Strategies Fund (Class R6)	311,050	2,709,245
PGIM QMA Emerging Markets Equity Fund (Class R6)	114,174	1,325,564
PGIM QMA International Developed Markets Index Fund (Class R6)	655,637	7,362,801
PGIM QMA Large-Cap Core Equity Fund (Class R6)	935,700	14,690,485
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	206,666	2,017,063
PGIM QMA US Broad Market Index Fund (Class R6)	539,228	8,012,929
PGIM TIPS Fund (Class R6)	829,555	8,784,989
PGIM Total Return Bond Fund (Class R6)	596,287	8,783,305

Total Long-Term Investments (cost $59,161,886)		63,790,724

Short-Term Investment 5.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,557,005)	3,557,005	3,557,005

TOTAL INVESTMENTS 100.2% (cost $62,718,891)(w)		67,347,729
Liabilities in excess of other assets (0.2)%		(120,010)

Net Assets 100.0%		$67,227,719

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds